Liabilities from acquisitions	12 Months Ended
Dec. 31, 2023
Liabilities from acquisitions
Liabilities from acquisitions

15.      Liabilities from acquisitions

	Liabilities from acquisitions
	2023	2022
Acquisition of Sirena	3,496	9,802
Acquisition of D1 (i)	20,769	45,931
Acquisition of SenseData	41,943	66,202
Acquisition of Movidesk (i)	228,495	229,695
Total liabilities from acquisitions	294,703	351,630

Current	134,466	60,778
Non-current	160,237	290,852

(i)	On February 6, 2024, Zenvia Brasil entered into agreements with its subsidiaries Movidesk and D1 regarding the payment of Earn Out. For more information see Notes 30.3 and 30.4, respectively

Set out below are the future payments of the Liabilities from acquisition as at December 31, 2023, as follows:

				2023
	Sirena	D1	Sensedata	Movidesk
2024	3,496	17,802	20,972	92,197
2025	-	2,967	20,971	68,149
2026	-	-	-	68,149
Total	3,496	20,769	41,943	228,495